Prepayments and Other Receivables - Schedule of Prepayments and Other Receivables (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepayments and Other Receivables [Abstract]
Prepayments to suppliers	[1]	$ 3,272,662	$ 240,395
Rental deposits		5,735	3,847
Other receivables	[2]	2,018,044
Total prepayments and other receivables		$ 5,296,441	$ 244,242

[1]	As of December 31, 2024, a prepayment to a related party of US$45,044 is included within prepayments to suppliers for the prepayment of fees related to a trademark licensing agreement, as described in Note 14 — Commitments and Contingencies.
[2]	During the year, the Company entered into a loan facility agreement with an independent third party (the “Borrower”) under which the Company committed to provide a loan facility of up to US$12,000,000 (the “Facility”). As at December 31, 2025, the Borrower had drawn down US$2,000,000 under the Facility. Amounts drawn are unsecured, bear interest at a rate of 15% per annum, and are repayable 12 months from the respective drawdown dates. The Company retains the right, at its absolute discretion, to terminate the Facility and/or demand repayment of any part or all of the outstanding amounts at any time upon written notice to the Borrower

Subsequent to the fiscal year ended December 31, 2025, the Borrower drew down the remaining US$10,000,000 in principal under the Facility on January 26, 2026. Consequently, as of April 17, 2026, the total outstanding balance due from the Borrower was US$12,399,452, consisting of US$12,000,000 in principal and US$399,452 in accrued interest.

As further described in Note 12 (Other Borrowings), the Company entered into a Deed of Assignment and Set-Off on April 17, 2026, with the Borrower and three lenders who are former shareholders of the Company. Pursuant to this deed, the Company assigned the US$12,000,000 outstanding principal receivable due from the Borrower to these three lenders in equal portions of US$4,000,000 each. In consideration for this assignment, the Company’s outstanding principal borrowings due to these three lenders were reduced by an aggregate of US$12,000,000 (US$4,000,000 per lender). Following this set-off, the remaining outstanding balance due from the Borrower is US$399,452 (interest receivables).